Securities - Available for Sale Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 192,820	$ 190,863
Gross Unrealized Gains	4,292	5,820
Gross Unrealized Losses	(1,248)	(434)
Total securities available for sale, Fair Value	195,864	196,249
U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	37,406	40,992
Gross Unrealized Gains	117	74
Gross Unrealized Losses	(77)	(129)
Total securities available for sale, Fair Value	37,446	40,937
Obligations of States and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	92,177	87,255
Gross Unrealized Gains	3,395	4,959
Gross Unrealized Losses	(574)	(62)
Total securities available for sale, Fair Value	94,998	92,152
Mortgage-backed Securities in Government Sponsored Entities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	62,756	62,135
Gross Unrealized Gains	483	681
Gross Unrealized Losses	(597)	(243)
Total securities available for sale, Fair Value	62,642	62,573
Total Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	192,339	190,382
Gross Unrealized Gains	3,995	5,714
Gross Unrealized Losses	(1,248)	(434)
Total securities available for sale, Fair Value	195,086	195,662
Equity Securities in Financial Institutions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	481	481
Gross Unrealized Gains	297	106
Total securities available for sale, Fair Value	$ 778	$ 587